Investment Contract Liabilities - Investment Contract Liabilities Measured at Fair Value (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Investment contracts liabilities	$ 14,137	$ 13,498
Total fair value
Disclosure of fair value measurement of liabilities [line items]
Balance, excluding those for account of segregated fund holders, January 1	808	749
New contracts	125	70
Changes in market conditions	177	67
Redemptions, surrenders and maturities	(159)	(154)
Impact of changes in foreign exchange rates	(43)	76
Balance, excluding those for account of segregated fund holders, December 31	908	808
Investment contract liabilities for account of segregated fund holders	332,248	309,443
Investment contracts liabilities	$ 333,156	$ 310,251